Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (267)	$ (470)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(57)	(66)
Actuarial (losses) gains	(162)	228
Exchange differences	(24)	0
Contributions paid	32	41
End of period	(478)	(267)
Net plan surpluses recognized in non-current assets	48	239
Net plan obligations recognized in non-current liabilities	(526)	(506)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(171)	(372)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(54)	(60)
Actuarial (losses) gains	(173)	230
Exchange differences	(25)	(1)
Contributions paid	26	32
End of period	(397)	(171)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(96)	(98)
Plan expense recognized in income statement:
Plan expense recognized in income statement:	(3)	(6)
Actuarial (losses) gains	11	(2)
Exchange differences	1	1
Contributions paid	6	9
End of period	$ (81)	$ (96)